Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities
37	Lease liabilities
At December 31, 2021, the lease liabilities were payable as follows:

	2021	2020
	RMB million	RMB million
Within 1 year	20,805	20,930
After 1 year but within 2 years	19,229	20,045
After 2 years but within 5 years	38,950	47,164
After 5 years	23,765	33,074

	102,749	121,213

	Obligations by denominated currencies
For the year ended December 31, 2021	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.78%~4.90%	38,254	9	12,780	8	19	51,070
Floating interest rates	0.42%~5.22%	5,524	514	43,091	2,550	—	51,679

		43,778	523	55,871	2,558	19	102,749

	Obligations by denominated currencies
For the year ended December 31, 2020	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.75% ~ 5.03%	43,519	6	10,268	14	16	53,823
Floating interest rates	0% ~ 5.22%	9,343	1,019	53,659	3,243	126	67,390

		52,862	1,025	63,927	3,257	142	121,213

The Group has significant lease liabilities which are denominated in USD as at December 31, 2021. The net exchange gain of RMB1,575 million for the year ended December 31, 2021 (2020: net exchange gain of RMB3,485 million; 2019: net exchange loss of RMB1,477 million) was mainly attributable to the translation of balances of lease liabilities which are denominated in USD.